Net Loss Per Share Attributable to Common Stockholders (Details) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Common Shares Outstanding, Basic		233,100,000	228,800,000	226,900,000
Dilutive Unvested Stock		0	0	0
Weighted Average Number of Shares Outstanding, Diluted		233,100,000	228,800,000	226,900,000
Basic and diluted net loss per share attributable to common stockholders	[1]	$ (1.68)	$ (2.67)	$ (4.30)
Antidilutive securities excluded from computation of earnings per share		20,300,000	16,900,000	17,900,000
Stock options and unvested stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share	[2]	3,400,000	600,000	2,100,000
2021 Cheniere Convertible Notes And 2045 Cheniere Convertible Notes [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share	[3]	16,900,000	16,300,000	15,800,000
Restricted Stock With Unsatisfied Performance Conditions [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share		200,000	5,000,000	5,400,000
2025 CCH Holdco II Convertible Senior Notes [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share		0	0	0

[1]	Earnings per share in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.
[2]	Does not include 0.2 million shares, 5.0 million shares and 5.4 million shares for the years ended December 31, 2017, 2016 and 2015, respectively, of unvested stock because the performance conditions had not yet been satisfied as of December 31, 2017, 2016 and 2015, respectively.
[3]	Includes number of shares in aggregate issuable upon conversion of the 2021 Cheniere Convertible Unsecured Notes and the 2045 Cheniere Convertible Senior Notes. There were no shares included in the computation of diluted net loss per share for the 2025 CCH HoldCo II Convertible Senior Notes because substantive non-market-based contingencies underlying the eligible conversion date have not been met as of December 31, 2017.